Share capital (Details Textual) CAD / shares in Units, CAD in Millions	1 Months Ended
	Jan. 31, 2017 CAD CAD / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 CAD / shares shares	May 23, 2017 $ / shares	May 09, 2017 $ / shares	Dec. 31, 2016 shares
Common Stock, Shares, Issued		172,902,967,000	172,902,967,000			153,045,408,000
Common Stock, Shares, Outstanding		172,902,967,000	172,902,967,000			153,045,408,000
Warrant [Member]
Share Price | $ / shares		$ 0.43
Fair Value Assumptions, Exercise Price | CAD / shares			CAD 0.21
Private Placement [Member]
Units Issued During Period, Shares, New Issues	18,529,484
Units Issued During Period, Price Per Unit | CAD / shares	CAD 0.41
Proceeds from Issuance of Private Placement | CAD	CAD 7.6
Equity Units, Number of Common Shares in Each Unit	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares	CAD 0.65
Class of Warrant or Right, Term	5 years
Equity Units Number Of Transferable Common Share Purchase Warrants In Each Unit	0.5
Mason Resources Corp [Member]
Share Price | $ / shares				$ 0.45	$ 0.45
Ratio Adjusted in Exercise Price of Warrants		85.00%	85.00%
Entree Resources Ltd [Member]
Ratio Adjusted in Exercise Price of Warrants		15.00%	15.00%